Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	FRANKLIN HIGH INCOME TRUST
Central Index Key	0000002768
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Oct. 01, 2016
Franklin High Income Fund-12 | FRANKLIN HIGH INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FHAIX
Franklin High Income Fund-12 | FRANKLIN HIGH INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCHIX
Franklin High Income Fund-12 | FRANKLIN HIGH INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FVHIX
Franklin High Income Fund-12 | FRANKLIN HIGH INCOME FUND | CLASS R
Risk/Return:
Trading Symbol	FHIRX
Franklin High Income Fund-12 | FRANKLIN HIGH INCOME FUND | Class R6
Risk/Return:
Trading Symbol	FHRRX